Concentrations of Credit Risk and Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2018
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Schedules of concentrations of credit risk

	For the Years Ended December 31,
Customer	2018		2017	2016
Entity A, a related party	40.25%		35.19%	12.63%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC (“Jiangshan Town”)	35.87%		31.70%	* %
Beijing Aritime Intelligent Control Co., Ltd. (“Beijing Aritime”)	*	%	13.34%	* %
Entity B, a related party	*	%	* %	32.19%
Dalian Yihe Electric Power Installation Co., Ltd. (“Dalian Yihe”)	*	%	* %	20.93%

*	Less than 10%

Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Schedules of concentrations of credit risk
	For the Years Ended December 31,
Supplier	2018		2017		2016
Dalian Huarui Heavy Industry Group Limited by Share Ltd. (“Dalian Huarui”)	*	%	43.35%		53.96%
Entity A, a related party	14.70%		*	%	*	%